Other Financial Statement information - Summary of Prepaid Expense and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Deposits	$ 1,324	$ 1,157	$ 25
SPAC deferred offering costs	3,073	1,446	0
Unbilled contract		0	229
Prepaid expenses (including prepaid rent)	1,003	798
Other		1,073	830
Other	648	275
Total prepaid expenses and other current assets	$ 6,048	$ 3,676	$ 1,084